Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event

13. Subsequent Events

On April 23, 2014 the Company sold an undeveloped leased acreage for approximately $704,700 million in cash, of which $626,400 has been received and $78,300 in contingent payments, for a gross profit of $234,900 and recognized a gain on the sale of the property of approximately $156,600. In the event that the contingency occurs additional profits may be recorded.

On May 1, 2014 the Company received a loan from Hauser Holdings, LLC an affiliate of Richard Hauser, one of our directors.  The $800,000 loan is due August 31, 2014 and bears an interest rate of 10% per annum.

On May 5, 2014 the Company granted each non-employee director 30,000 options to purchase its ordinary shares for joining the board and 20,000 options to purchase its ordinary shares for each year of service commencing from January 30, 2014. The options have an exercise price of $6.15 per share, which represents the closing price of the Company’s ordinary shares the day prior to the grant.

On June 10, 2014 the Company received a loan from BBS Capital Fund, LP an affiliate of Berke Bakay, one of our directors.  The $500,000 loan is due August 31, 2014 and bears an interest rate of 10% per annum.

On June 12, 2014 the Company sold developed leased acreage in the Midland Basin for approximately $327,734 in cash and recognized a gain on the sale of the property of approximately $46,398.

On June 24, 2014 the Company sold an undeveloped leased acreage for approximately $2,240,000 in cash for a gross profit of $2,015,276 and recognized a gain on the sale of the property of approximately $1,553,351.

On June 25, 2014 the Company sold an undeveloped leased acreage for approximately $58,454 in cash and recognized a gain on the sale of the property of approximately $12,172.

On June 26, 2014 the Company’s Chief Executive Officer Jason Hoisager purchased 190,477 of the Company’s ordinary shares for $10.50 a share in a private subscription. The shares were new issue shares of the Company.

On July 1, 2014 the Company sold an undeveloped leased acreage for approximately $293,333 in cash and recognized a gain on the sale of the property of approximately $79,935.

On September 2, 2014 the Company entered into a $45,000,000 Senior Secured Note Facility (the “Notes”) with a New York based investor (the “Investor”). The initial sale of $16,000,000 in Notes occurred on September 2, 2014 with further sales to be based upon reserve based performance hurdles. The Notes bear interest at an annual rate of 15%, of which six months was prepaid at close. The Notes are due one year from the issuance date and can be redeemed by the Company at any time without penalty. The Company paid a 3% origination fee to the Investor and a 5% cash commission to its advisors on the transaction. In conjunction with the sale of the Notes, the Company issued warrants to purchase 1,300,000 of the Company’s ordinary shares at a price of $5.00. The warrants expire in five years.

On September 4, 2014 the Company repaid its loans from BBS Capital Fund, LP and Hauser Holdings, LLC with accrued interest for total repayment of $512,500 and $828,222, respectively.

14. Subsequent Event

In March 2014, Arabella sold a leased undeveloped acreage for approximately $2.1 million in cash and recognized a gain on the sale of the property of approximately $1.2 million.

On May 1, 2014 the Company received a loan from Hauser Holdings, LLC an affiliate of Richard Hauser, one of our directors.  The $800,000 loan is due August 31, 2014 and bears an interest rate of 10% per annum.

Management evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the review, Management did not identify any recognized or non-recognized subsequent events, other than those discussed above, which would have required an adjustment or disclosure in the financial statements.